Long-Term Debt, $4.5 Million Term Loan Facility (Details) - $4.5 Million Term Loan Facility [Member] - USD ($) $ in Millions	Jun. 21, 2023	Jun. 30, 2023
Long-Term Debt [Abstract]
Face amount		$ 4.5
Margin on variable rate	0.11448%